Summary of Significant Accounting Policies - Subsidiaries (Table) (Details)	6 Months Ended
Jun. 30, 2020
Aegean Sea Maritime Holdings Inc.
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Sub-Holding Company
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	1/1 – 6/30
Amorgos Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	1/1 – 6/30
Andros Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	1/1 – 6/30
Anthikithira Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(8)
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	1/1 – 6/30
Antiparos Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(8)
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	1/1 – 6/30
Amindra Shipping Co.
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Sub-Holding Company
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	1/1 – 6/30
Crete Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	1/1 – 6/30
Folegandros Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(8)
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	1/1 – 6/30
Ikaria Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(8)
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	1/1 – 6/30
Ios Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(8)
Country of Incorporation	Cayman Is.
2020	1/1 – 6/30
2019	1/1 – 6/30
Kithira Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(8)
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	1/1 – 6/30
Kos Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(8)
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	1/1 – 6/30
Mytilene Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(8)
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	1/1 – 6/30
Navios Maritime Acquisition Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Holding Company
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	1/1 – 6/30
Navios Acquisition Finance (U.S.) Inc.
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Co-Issuer
Country of Incorporation	Delaware
2020	1/1 – 6/30
2019	1/1 – 6/30
Rhodes Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	1/1 – 6/30
Serifos Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(8)
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	1/1 – 6/30
Shinyo Loyalty Limited
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Former Vessel-Owning Company(1)
Country of Incorporation	Hong Kong
2020	1/1 – 6/30
2019	1/1 – 6/30
Shinyo Navigator Limited
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Former Vessel-Owning Company(2)
Country of Incorporation	Hong Kong
2020	1/1 – 6/30
2019	1/1 – 6/30
Sifnos Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(8)
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	1/1 – 6/30
Skiathos Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(8)
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	1/1 – 6/30
Skopelos Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(8)
Country of Incorporation	Cayman Is.
2020	1/1 – 6/30
2019	1/1 – 6/30
Syros Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(8)
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	1/1 – 6/30
Thera Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(8)
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	1/1 – 6/30
Tinos Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	1/1 – 6/30
Oinousses Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	1/1 – 6/30
Psara Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	1/1 – 6/30
Anitpsara Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(8)
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	1/1 – 6/30
Samothrace Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(8)
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	1/1 – 6/30
Thasos Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(8)
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	1/1 – 6/30
Limnos Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(8)
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	1/1 – 6/30
Skyros Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	1/1 – 6/30
Alonnisos Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Former Vessel-Owning Company(4)
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	1/1 – 6/30
Makronisos Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Former Vessel-Owning Company(4)
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	1/1 – 6/30
Iraklia Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	1/1 – 6/30
Paxos Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Former Vessel-Owning Company(5)
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	1/1 – 6/30
Antipaxos Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	1/1 – 6/30
Donoussa Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Former Vessel-Owning Company(6)
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	1/1 – 6/30
Schinousa Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Former Vessel-Owning Company(7)
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	1/1 – 6/30
Navios Acquisition Europe Finance Inc
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Sub-Holding Company
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	1/1 – 6/30
Kerkyra Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(3)
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	1/1 – 6/30
Lefkada Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	1/1 – 6/30
Zakynthos Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	1/1 – 6/30
Leros Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	1/1 – 6/30
Kimolos Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Former Vessel-Owning Company(13)
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	1/1 – 6/30
Samos Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	1/1 – 6/30
Tilos Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	1/1 – 6/30
Delos Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	1/1 – 6/30
Agistri Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Operating Subsidiary
Country of Incorporation	Malta
2020	1/1 – 6/30
2019	1/1 – 6/30
Olivia Enterprises Corp.
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(10)
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	1/1 – 6/30
Cyrus Investments Corp.
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(10)
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	1/1 – 6/30
Doxa International Corp.
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(10)
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	1/1 – 6/30
Tzia Shipping Corp.
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(10)
Country of Incorporation	Marshall Is.
2020	6/4 – 6/30
2019	–
Navios Maritime Midstream Partners GP LLC
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Holding Company
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	1/1 – 6/30
Navios Maritime Midstream Operating LLC
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Sub-Holding Company
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	1/1 – 6/30
Navios Maritime Midstream Partners L.P.
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Sub-Holding Company
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	1/1 – 6/30
Navios Maritime Midstream Partners Finance (US) Inc.
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Co-borrower
Country of Incorporation	Delaware
2020	1/1 – 6/30
2019	1/1 – 6/30
Shinyo Kannika Limited
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Former Vessel-Owning Company
Country of Incorporation	Hong Kong
2020	1/1 – 6/30
2019	1/1 – 6/30
Shinyo Ocean Limited
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Former Vessel-Owning Company(11)
Country of Incorporation	Hong Kong
2020	1/1 – 6/30
2019	1/1 – 6/30
Shinyo Saowalak Limited
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company
Country of Incorporation	British Virgin Is.
2020	1/1 – 6/30
2019	1/1 – 6/30
Shinyo Kieran Limited
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company
Country of Incorporation	British Virgin Is.
2020	1/1 – 6/30
2019	1/1 – 6/30
Shinyo Dream Limited
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Former Vessel-Owning Company(12)
Country of Incorporation	Hong Kong
2020	1/1 – 6/30
2019	1/1 – 6/30
Sikinos Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	1/1 – 6/30
Alkmene Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(14)
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	—
Persephone Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(14)
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	—
Rhea Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(14)
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	—
Aphrodite Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(14)
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	—
Dione Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(14)
Country of Incorporation	Marshall Is.
2020	1/1 – 6/30
2019	—
Bole Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(15)
Country of Incorporation	Marshall Is.
2020	6/29 – 6/30
2019	—
Boysenberry Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(15)
Country of Incorporation	Marshall Is.
2020	6/29 – 6/30
2019	—
Brandeis Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(15)
Country of Incorporation	Marshall Is.
2020	6/29 – 6/30
2019	—
Buff Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(15)
Country of Incorporation	Marshall Is.
2020	6/29 – 6/30
2019	—
Cadmium Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(15)
Country of Incorporation	Marshall Is.
2020	6/29 – 6/30
2019	—
Celadon Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(15)
Country of Incorporation	Marshall Is.
2020	6/29 – 6/30
2019	—
Cerulean Shipping Corporation
Entity Listings [Line Items]
Subsidiary or Equity Method Investee, Nature of Operations	Vessel-Owning Company(15)
Country of Incorporation	Marshall Is.
2020	6/29 – 6/30
2019	—